INTANGIBLE ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization	$ 1,356	$ 1,193	$ 1,128